Digital Assets - Restricted - Schedule of restricted digital assets held (Details)	Dec. 31, 2025 HKD ($) bitcoin	Dec. 31, 2025 USD ($) bitcoin	Dec. 31, 2024 HKD ($) bitcoin
Crypto Asset, Activity [Line Items]
Fair Value	$ 140,283,000	$ 18,023,589	$ 0
Bitcoin
Crypto Asset, Activity [Line Items]
Units	30,000	30,000	0
Cost Basis	$ 125,556,941	$ 16,131,582	$ 0
Fair Value	$ 140,283,000	$ 18,023,589	$ 0